111 Huntington Avenue, Boston, Massachusetts  02199-7618
Phone 617-954-5000

                                              March 5, 2014

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	MFS® Series Trust XV (the “Trust”) (File Nos. 2-96738 and 811-4253) on behalf of MFS® Global Alternative Strategy Fund (formerly, MFS Diversified Target Return Fund (the “Fund”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 56 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on February 27, 2014,

Please call the undersigned at (617) 954-4340 or Keli Davis at (617) 954-5873 with any questions you may have.

                                              Very truly yours,

                                              SUSAN A. PEREIRA
                                              Susan A. Pereira
                                              Vice President & Senior Counsel

SAP/bjn